LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2020
LEASE OBLIGATIONS
LEASE OBLIGATIONS

13— LEASE OBLIGATIONS

13-1     Financing leases

The Company leases certain of its equipment under finance leases. At December 31, 2020, this equipment consists of medical devices for a liability amount of €223 thousand and vehicles and other IT equipment for a liability amount of €676 thousand.

Maturities of finance leases liabilities for the years ending December 31, 2020 are as follows:

December 31,
2020
2021	360
2022	280
2023	190
2024	72
2025 and thereafter	28
Total undiscounted minimum lease payments	930
Less: amount representing interest	(33)
Present value of minimum lease payments	899
Less: current portion	(344)
Long-term portion	555

December 31,
2019
2020	415
2021	299
2022	221
2023	122
2024 and thereafter	30
Total undiscounted minimum lease payments	1,086
Less: amount representing interest	(41)
Present value of minimum lease payments	1,044
Less: current portion	(392)
Long-term portion	653

Interest paid under finance lease obligations was €33and €29 thousand the years ended December 31, 2020 and 2019 respectively.

The weighted average remaining lease term and the weighted average discount rate for finance leases at December 31, 2020 was: 2.38 years and 3.06% and at December 31, 2019 was: 3.2 years and 2.44%.

13-2     Operating leases

Maturities of operating leases liabilities consist of the following amounts:

December 31,
2020
2021	803
2022	523
2023	381
2024	195
2025 and thereafter	—
Total undiscounted minimum lease payments	1,901
Less: current portion	(802)
Long-term portion	1,099

December 31,
2019
2020	980
2021	758
2022	474
2023	349
2024 and thereafter	171
Total undiscounted minimum lease payments	2,732
Less: amount representing interest	(48)
Present value of minimum lease payments	2,684
Less: current portion	(958)
Long-term portion	1,726

The weighted average remaining lease term and the weighted average discount rate for operating leases at December 31, 2020 was : 2.80 years and 1.45% and at December 31, 2019 was : 3.51 years and 1.56%.

Total rent expenses under operating leases amounted to €941 thousand, €828 thousand and €1,002 thousand, for the years ended December 31, 2020, 2019 and 2018, respectively. These total rent expenses are related to office rentals, office equipment and car rentals.